Subsequent Events	12 Months Ended
Feb. 29, 2012
Subsequent Events [Text Block]
18.	Subsequent Events

On May 9, 2012, the Company announced its intention to commence a modified “Dutch Auction” tender offer to repurchase up to US $800,000 of its common shares. The tender offer will commence on or about May 18, 2012, and the tender offer will be funded through available cash.